N-2 - USD ($)				3 Months Ended
		Dec. 18, 2024	Nov. 29, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Cover [Abstract]
Entity Central Index Key		0001819559
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Investment Company Act File Number		811-23598
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		6
Entity Registrant Name		Western Asset Diversified Income Fund (WDI)
Entity Address, Address Line One		620 Eighth Avenue
Entity Address, Address Line Two		47th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10018
City Area Code		888
Local Phone Number		777-0102
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES

Sales Load (percentage of offering price)	—	% (1)
Offering Expenses Borne by the Fund (percentage of offering price)	—	% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
 TOTAL TRANSACTION EXPENSES (as a percentage of offering price)
(4)
(1)
The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.

(2)	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
Common Shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to shareholders for participating in the Fund’s dividend reinvestment plan.
However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)	The related Prospectus Supplement will disclose the offering price and the total shareholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Shares (Assumes Leverage is Used)
ANNUAL EXPENSES
Management Fees (5)	1.63%
Interest Payment on Borrowed Funds (6)	2.98%
Other Expenses (7)	0.14%

TOTAL ANNUAL EXPENSES	4.75%

(5)
The Manager receives an annual fee, payable monthly, in an amount equal to 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding borrowings used for leverage and assets attributable to any preferred shares that may be outstanding. If the Fund were to use leverage, the amount of management fees paid to the FTFA will be higher than if the Fund does not use leverage because the fees paid are calculated on the Funds Managed Assets.

(6)
The Fund enters into reverse repurchase agreements. The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Shares are made. “Interest Payments on Borrowed Funds” reflects an annualized interest charge based on the interest rate and borrowings in effect on December 31, 2023.

(7)	Expenses based on amounts incurred in the fiscal year ended December 31, 2023.

Management Fees [Percent]	[4]	1.63%
Interest Expenses on Borrowings [Percent]	[5]	2.98%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.14%
Total Annual Expenses [Percent]		4.75%
Expense Example [Table Text Block]
Example
1
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment
in Common Shares, assuming (i) “Total Annual Expenses” of 4.75% of net assets attributable to Common Shares (which assumes the Fund’s use of leverage in an aggregate amount equal to 32.5% of the Fund’s Managed Assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$ 48	$ 144	$ 240	$ 482

1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown.
The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 48
Expense Example, Years 1 to 3	[7]	144
Expense Example, Years 1 to 5	[7]	240
Expense Example, Years 1 to 10	[7]	$ 482
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Shares would bear directly or indirectly. The table below is based on the capital structure of the Fund as of December 31, 2023 (except as noted below) and assumes the issuance of $350 million of additional shares of Common Stock.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Transaction Fees, Note [Text Block]		The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
Other Expenses, Note [Text Block]		Expenses based on amounts incurred in the fiscal year ended December 31, 2023.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding borrowings used for leverage and assets attributable to any preferred shares that may be outstanding. If the Fund were to use leverage, the amount of management fees paid to the FTFA will be higher than if the Fund does not use leverage because the fees paid are calculated on the Funds Managed Assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior
Securities
The table below sets forth the senior securities outstanding as of the end of the Fund’s fiscal years or periods ended 2021, 2022 and 2023. The senior securities information for the fiscal years ended December 31, 2023, 2022 and 2021 have been audited by PwC.

Year	Name Of Loan	Total Amount Outstanding (in thousands)	Asset Coverage Per $1,000 Of Indebtedness	Average Market Value Per Unit *
2021	Revolving Credit Facility	$370,000	$3,751	N/A
2022	Revolving Credit Facility	$358,000	$3,133	N/A
2023	Revolving Credit Facility	$358,000	$3,248	N/A

*	Not applicable, as these senior securities were not registered for public trading.

Senior Securities, Note [Text Block]
*	Not applicable, as these senior securities were not registered for public trading.

Senior Securities Headings, Note [Text Block]		The table below sets forth the senior securities outstanding as of the end of the Fund’s fiscal years or periods ended 2021, 2022 and 2023. The senior securities information for the fiscal years ended December 31, 2023, 2022 and 2021 have been audited by PwC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance that the Fund’s investment objectives will be achieved or that the Fund’s investment program will be successful. The Fund’s investment objectives are non-fundamental
and may be changed by the Board of Trustees without shareholder approval and on prior notice to shareholders.
This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the SAI.
Investment Policies
Under normal circumstances, the Fund will invest across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. Western Asset’s investment process utilizes cross-sector correlations designed to seek optimized return potential and diversification benefit within the portfolio. In managing the portfolio, Western Asset will employ its top-down
macro view to drive decisions on value, credit sectors, credit quality and duration, and its deep research experience and bottom-up analysis
to make sector and security selections. The Fund’s duration and mix of fixed and floating rate investments is subject to change over time. As market conditions change, Western Asset will seek to dynamically rotate investments into sectors and securities that it believes to be undervalued from a fundamental perspective with an attractive return profile and away from investments that it believes to be overvalued. The Fund will provide exposure to residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”), both agency and non-agency,
consistent with its investment policies.
The Fund may invest in investment grade and below investment grade corporate debt securities (commonly referred to as either “high yield” securities or “junk bonds”), senior loans, agency and non-agency RMBS
and CMBS, government (
i.e.
, sovereign) debt (including U.S. government obligations), floating rate securities, bank loans, CLOs, asset-backed securities (whose underlying asset classes include, but are not limited to, equipment leases, solar and student loans), private debt and mortgage whole loans. Under normal market circumstances, the Fund will invest at least 70% of its Managed Assets in U.S. securities and at least 80% of its Managed Assets in U.S. dollar-denominated investments. Investments in non-U.S. securities
may include emerging market corporate, government and quasi-sovereign debt. The Fund may invest up to 25% of its Managed Assets in securities, including structured instruments such as mortgage-backed securities and commercial mortgage backed securities, rated CCC or below (or, if unrated, determined to be of comparable credit quality by Western Asset) at the time of investment. For this purpose, if a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund may invest up to 15% of its Managed Assets in securities issued by CLOs, including up to 5% of its Managed Assets in equity securities issued by CLOs (
i.e.
, subordinated or residual tranches of CLO securities). Although the Fund does not specifically target covenant lite loans, the Fund may invest in covenant lite loans if market conditions result in loans having fewer covenants.
The Fund may not concentrate its investments in any one industry. For purposes of this fundamental policy, non-agency
RMBS and
non-agency
CMBS are considered to represent separate industries; as such, the Fund may invest up to 25% of its Managed Assets in non-agency
RMBS and, separately, up to 25% of its Managed Assets in
non-agency
CMBS. There can be no assurance that regulatory interpretations of concentration will not change in the future.
Maturity and Duration
The Fund may invest in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until the final payment on the security is due. The Fund may invest in securities of any duration. Duration is a measure the expected sensitivity of a security’s market price to changes in interest rates.

Credit Quality
The Fund may invest without limit in debt securities and related investments rated below investment grade (that is, securities rated below the Baa/BBB categories or, if unrated, determined to be of comparable credit quality by Western Asset). These securities rated below investment grade that comprise the Fund’s portfolio are commonly referred to as either “high yield” securities or “junk bonds.” The Fund may invest up to 25% of its Managed Assets in securities, including structured instruments such as mortgage backed securities and commercial mortgage backed securities, rated CCC or below (or, if unrated, determined to be of comparable credit quality by Western Asset) at the time of investment. For this purpose, if a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. Rating categories may include sub-categories
or gradations indicating relative standing.
Securities rated below investment
grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
Fixed Income Securities
Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed, usually at the maturity of the security. These securities may pay fixed, variable or floating rates of interest. However, some fixed income securities, such as zero coupon bonds, do not pay current interest but are issued at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal. “Fixed income securities” are commonly referred to as “notes,” “loans,” “debt,” “debt obligations,” “debt securities,” “corporate debt,” “bonds” and “corporate bonds,” and these terms are used in this Prospectus interchangeably, and, where used, are not intended to be limiting. Fixed income securities also include certain hybrid securities, such as preferred stock.
Variable and Floating Rate Securities
Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, the value of these securities may decline if their interest rates do not rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). Interest payments on inverse floaters vary inversely with changes in interest rates. Inverse floaters pay higher interest (and therefore generally increase in value) when interest rates decline, and vice versa. An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
Stripped Securities
Certain fixed income securities, called stripped securities, represent the right to receive either payments of principal (“POs”) or payments of interest (“IOs”) on underlying pools of mortgages or on government securities. The value of these types of instruments may change more drastically during periods of changing interest rates than debt securities that pay both principal and interest. Interest-only and principal-only mortgage-backed securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the prepayment assumptions about those investments and income flows the Fund receives from them.
Corporate Debt
Corporate debt securities are fixed income securities usually issued by businesses to finance their operations. Various types of business entities may issue these securities, including corporations, trusts, limited partnerships, limited liability companies and other types of non-governmental legal
entities. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by U.S.
or non-U.S. companies
of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry variable or floating rates of interest.
Loans

The primary risk in an investment in loans is that borrowers may be unable to meet their interest and/or principal payment obligations. Loans in which the Fund invests may be made to finance highly leveraged borrowers which may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans in which the Fund may invest may be either collateralized or uncollateralized and senior or subordinate (including covenant lite loans). Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in loans that hold a more senior position in the borrower’s capital structure and/or are secured with collateral. In addition, loans are generally subject to illiquidity risk. The Fund may acquire an interest in loans by purchasing participations in and/or assignments of portions of loans from third parties or by investing in pools of loans, such as collateralized debt obligations as further described under “Mortgage-backed and asset-backed securities.” Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments for a period of time. Bank loans may not be considered securities and therefore, the Fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.
U.S. Government Obligations
U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the U.S. Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities. U.S. government obligations include zero coupon securities that make payments of interest and principal only upon maturity and which therefore tend to be subject to greater volatility than interest bearing securities with comparable maturities.
Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government.
Foreign and Emerging Markets Securities
Under normal circumstances, the Fund will be invested in at least three countries (one of which may be the United States) and may invest up to 30% of its Managed Assets in foreign securities. The Fund may invest in foreign securities denominated either in U.S. dollars or foreign currencies, subject to the limit for investments in securities denominated in foreign currencies noted above. The Fund may also invest in issuers with significant exposure to foreign markets. The value of the Fund’s foreign securities may decline because of unfavorable government actions, political instability or the more limited availability of accurate information about foreign issuers, as well as factors affecting the particular issuers. The Fund may invest in foreign securities issued by issuers located in emerging market countries. The Fund considers a country to be an emerging market country, if, at the time of investment, it is represented in the J.P. Morgan Emerging Market Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or categorized by the World Bank in its annual categorization as middle- or low-income.
Western Asset believes emerging market securities can provide exposure to high-growth economies with potentially reduced currency risk within select holdings in U.S. dollar-denominated emerging market securities. To the extent the Fund invests in these securities, the risks associated with investment in foreign issuers will generally be more pronounced.
Sovereign Debt
The Fund may invest in sovereign debt, including emerging market sovereign debt. Sovereign debt securities may include:

•	Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and their political subdivisions

•	Fixed income securities issued by government-owned, controlled or sponsored entities

•	Interests issued for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers

•	Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness

•	Participations in loans between governments and financial institutions

•
Fixed income securities issued by supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development

Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers.
Structured Instruments
The Fund may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. These may include instruments issued by structured investment or special purpose vehicles or conduits, and may be asset-backed or mortgage-backed securities. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. The interest rate or principal amount payable at maturity on a structured instrument may vary based on changes in one or more specified reference factors, such as currencies, interest rates, commodities, indices or other financial indicators. Changes in the underlying reference factors may result in disproportionate changes in amounts payable under a structured instrument. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying asset or index. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure. For structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Structured instruments are often subject to heightened illiquidity risk.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities may be issued by private issuers, by U.S. government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
Unlike mortgage-backed securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics.
RMBS are comprised of a pool of residential mortgage loans created by banks and other financial institutions. CMBS are a type of mortgage-backed security backed by commercial mortgages rather than residential real estate.
Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are a type of mortgage-backed security. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may also be collateralized by whole loans or private pass-throughs (referred to as “Mortgage Assets”). Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the issuer with income to pay debt service on the CMOs. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Collateralized debt obligations (“CDOs”) are a type of asset-backed security. CDOs include collateralized bond obligations (“CBOs”), CLOs and other similarly structured securities. A CBO is a trust or other special purpose entity which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other special purpose entity that is typically collateralized by a pool of loans, which may also include, among others, domestic and
non-U.S.
senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Like CMOs, CDOs generally issue separate series or “tranches” which vary with respect to risk and yield. These tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of subordinate tranches, market anticipation of defaults, as well as investor aversion to CDO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
Municipal Securities
Municipal securities include debt obligations issued by any of the 50 U.S. states or their political subdivisions, agencies and public authorities, certain other U.S. governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.
Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt
commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related fiscal period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.
Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases, payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.
Preferred Shares and Convertible Securities
The Fund may invest in preferred shares and convertible securities. Preferred shares represent equity ownership of an issuer that generally entitles the holder to receive, in preference to the holders of common shares of the issuer, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred shares may pay dividends at fixed or variable rates. Convertible fixed income securities convert into common shares of their issuer. Preferred shares and convertible fixed income securities share investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the underlying common shares and less with fluctuations in interest rates and tends to exhibit greater volatility. The Fund will not invest, either directly or indirectly through derivatives, in contingent capital securities (sometimes referred to as “CoCos”).
Equity Securities
Although the Fund invests principally in fixed income securities and related investments, the Fund may from time to time invest in or receive equity securities and equity-like securities, which may include warrants, rights, exchange traded and over-the-counter
common shares, preferred shares, depositary receipts, trust certificates, limited partnership interests and shares of other investment companies, including exchange-traded funds, and real estate investment trusts. The Fund may invest in or receive equity securities for which there exists no private or public market.
Equity securities represent an ownership interest in the issuing company. Holders of equity securities are not creditors of the company, and in the event of the liquidation of the company, would be entitled to their pro rata share of the company’s assets, if any, after creditors, including the holders of fixed income securities, and holders of any senior equity securities are paid. Equity securities typically fluctuate in price more than fixed income securities.
Warrants and rights permit, but do not obligate, their holders to subscribe for other securities. Warrants and rights are subject to the same market risks as shares, but may be more volatile in price. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to its expiration date.
Securities of Other Investment Companies
The Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act, the rules thereunder and applicable exemptive relief. The return on investments in other registered investment companies will be reduced by the operating expenses, including investment advisory expenses, of such companies, and by any sales loads or other distribution and/or service fees or charges incurred in purchasing or selling shares of such companies, in addition to the Fund’s own fees and expenses. As such, there is a layering of fees and expenses.
Zero Coupon,
Pay-In-Kind
and Deferred Interest Securities
Zero coupon,
pay-in-kind
and deferred interest securities may be used by issuers to manage cash flow and maintain liquidity. Zero coupon securities pay no interest during the life of the obligation but are issued at prices below their stated maturity value. Because zero coupon securities pay no interest until maturity, their prices may fluctuate more than other types of securities with the same maturity in the secondary market. However, zero coupon bonds are useful as a tool for managing duration.
Pay-in-kind
securities have a stated coupon, but the interest is generally paid in the form of obligations of the same type as the underlying pay-in-kind
securities (
e.g.
, bonds) rather than in cash. These securities are more sensitive to the credit quality of the underlying issuer and their secondary market prices may fluctuate more than other types of securities with the same maturity.
Pay-in-kind
securities are subject to additional risks including that the interest payments deferred on pay-in-kind
loans are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan; and the interest rates on pay-in-kind
loans are higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. Furthermore, pay-in-kind
instruments can be difficult to value because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral.
Deferred interest securities are obligations that generally provide for a period of delay before the regular payment of interest begins and are issued at a significant discount from face value.
Certain zero coupon,
pay-in-kind
and deferred interest securities are subject to tax rules applicable to debt obligations issued with “original issue discount.” The Fund would generally have to accrue income on these securities for federal income tax purposes before it receives corresponding cash payments. Because the Fund intends to make sufficient annual distributions of its taxable income, including accrued non-cash
income, in order to maintain its federal income tax status as a regulated investment company and avoid Fund-level income and excise taxes, the Fund might be required to liquidate portfolio securities at a disadvantageous time, or borrow cash, to make these distributions. The Fund also accrues income on these securities prior to receipt for accounting purposes. To the extent it is deemed collectible, accrued income is taken into account when calculating the value of these securities and the Fund’s net asset value per share, in accordance with the Fund’s valuation policies.
Derivatives
The Fund may engage in a variety of transactions using derivatives, including without limitation futures, options, forwards, interest rate swaps and other swaps (including buying and selling credit default swaps and options on credit default swaps), foreign currency futures, forwards and options, and futures contracts, warrants and other synthetic instruments that are intended to provide economic exposure to particular securities, assets or issuers or to be used as a hedging technique. The Fund may use one or more types of these instruments within the limits prescribed by the 1940 Act and the rules and regulations thereunder. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
A derivative is a financial instrument that has a value based on, or derived from, the value of one or more underlying reference assets or instruments or measures of value or interest rates, such as a security, a commodity, a currency, an index, an interest rate or a currency exchange rate. Derivatives may be used by the Fund for any of the following purposes:

•	As a hedging technique in order to manage risk in the Fund’s portfolio

•	As a substitute for buying or selling the underlying asset

•	As a means of changing the investment characteristics of the Fund’s portfolio

•	As a cash flow management technique

•	As a means of enhancing income, yield or returns

•	As a means of providing additional exposure to types of investments or market factors
The Fund from time to time may sell protection on debt obligations by entering into credit default swaps. In these transactions, the Fund is generally required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default on, restructuring or downgrade of the debt obligation and/or a similar credit event. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap. If no credit event occurs, the Fund keeps the stream of payments and has no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to potential loss of the par (or other agreed-upon) value it had undertaken to pay following the occurrence of a credit event. Credit default swaps may also be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the credit event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).
The Fund may buy credit default swaps to hedge against the credit risk of assets held in its portfolio or for other reasons. As the buyer of a credit default swap, the Fund would make the stream of payments described in the preceding paragraph to the seller of the credit default swap and would expect to receive from the seller a payment in the event of a default on the underlying debt security or other specified credit event.
Using derivatives, especially
for non-hedging purposes,
may involve greater risks to the Fund than investing directly in securities. Certain derivative transactions may have a leveraging effect on the Fund.
Use of derivatives or similar instruments may have different tax consequences for the Fund than an investment in the underlying asset or index, and those differences may affect the amount, timing and character of income distributed to shareholders.
When the Fund enters into derivative transactions, it may be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations. Such segregation will not limit the Fund’s exposure to loss, however, and the Fund will have market risk with respect to both the derivative itself and the assets that have been segregated to cover the Fund’s derivative exposure as well as credit risk with respect to its derivative counterparties and any custodian of Fund assets. If the segregated assets represent a large portion of the Fund’s portfolio, this may impede portfolio management or other current obligations.
Instead of, and/or in addition to, investing directly in particular assets, the Fund may use derivatives and other synthetic instruments that are intended to provide economic exposure to securities, assets, issuers, currencies, indices or other measures of market or economic value. The Fund may use one or more types of these instruments without limit.
Western Asset may choose not to make use of derivatives.
When-Issued Securities, Delayed Delivery, To be Announced and Forward Commitment Transactions
The Fund may purchase securities under arrangements (called when-issued, delayed delivery, to be announced or forward commitment basis) where the securities will not be delivered or paid for immediately. The
Fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss, for example, if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the Fund, making the value of an investment in the Fund more volatile and increasing the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions. Recently finalized rules of the Financial Industry Regulatory Authority (“FINRA”) impose mandatory margin requirements for certain types of when-issued, to be announced or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.
Forward Roll Transactions
In a forward roll transaction (also referred to as a mortgage dollar roll), the Fund sells a mortgage-backed security while simultaneously agreeing to purchase a similar security from the same party (the counterparty) on a specified future date at a lower fixed price. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the interest earned on the cash proceeds of the initial sale. The Fund may enter into a forward roll transaction with the intention of entering into an offsetting transaction whereby, rather than accepting delivery of the security on the specified date, the Fund sells the security and agrees to repurchase a similar security at a later time.
Investments in forward roll transactions involve a risk of loss if the value of the securities that the Fund is obligated to purchase declines below the purchase price prior to the repurchase date. Forward roll transactions may have a leveraging effect on the Fund (see “When-Issued Securities, Delayed Delivery, To be Announced and Forward Commitment Transactions”).
Short-Term Investments
The Fund may invest, directly or indirectly, in cash, money market instruments and short-term securities, including repurchase agreements, U.S. government securities, bank obligations and commercial paper. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances and other similar obligations. A repurchase agreement is a transaction in which the Fund purchases a security from a seller, subject to the obligation of the seller to repurchase that security from the Fund at a higher price. The repurchase agreement thereby determines the yield during the Fund’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security held by the Fund. The Fund may also invest in money market funds, which may or may not be registered under the 1940 Act and/or affiliated with FTFA or Western Asset. The return on investment in these money market funds may be reduced by such money market funds’ operating expenses in addition to the Fund’s own fees and expenses. As such, there is a layering of fees and expenses.
Borrowings and Reverse Repurchase Agreements
The Fund may enter into borrowing transactions. Borrowing may make the value of an investment in the Fund more volatile and increase the Fund’s overall investment exposure. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the Fund’s shares.
The Fund may enter into reverse repurchase agreements, which have characteristics like borrowings. In a reverse repurchase agreement, the Fund sells securities to a counterparty, in return for cash, and the Fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the Fund for the cash received.
Credit Downgrades and Other Credit Events
Credit rating or credit quality of an asset or counterparty is determined at the time the position is established. If the credit rating on a security is downgraded or the credit quality of an asset or counterparty deteriorates, or if the duration of a security is extended, Western Asset will decide whether to exit the position, including in the event such downgrade of one or more securities held by the Fund causes the Fund to exceed the 25% limit of the Fund’s Managed Assets in securities rated CCC or below (or, if unrated, determined to be of comparable credit quality by Western Asset). Upon the occurrence of certain triggering events or defaults on a security held by the Fund, or if an obligor of such a security has difficulty meeting its obligations, the Fund may obtain a new or restructured security or underlying assets. In that case, the Fund may become the holder of securities or other assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, the Fund may incur expenses in an effort to protect the Fund’s interest in assets or counterparties experiencing these events. In the event of any of the foregoing, it is possible that the value of the securities rated CCC or below, or if unrated are deemed to be of equivalent credit quality by Western Asset, that are held by the Fund could exceed 25% of the Fund’s Managed Assets for an indefinite period of time.
Defensive Investing
The Fund may take temporary defensive positions or depart from its principal investment strategies in response to or anticipation of adverse or unusual market, economic, political or other conditions, including by investing in any type of money market instruments and short-term debt securities or holding cash or cash items without regard to any percentage limitations. For instance, for temporary defensive purposes, the Fund may restrict the markets in which it invests or may hold uninvested cash or invest without limitation in cash equivalents such as money market instruments, U.S. Treasury bills, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds, even if the investments are inconsistent with the Fund’s principal investment strategies. To the extent the Fund invests in these temporary investments in this manner, the Fund may succeed in avoiding losses but may not otherwise achieve its investment objective. Although Western Asset has the ability to take defensive positions for the Fund, it may choose not to do so for a variety of reasons, even during volatile market conditions.
Other Investments
The Fund may also use other strategies and invest in other investments that are described, along with their risks, in the Statement of Additional Information (“SAI”). However, the Fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI. New types of mortgage-backed and asset-backed securities, derivative instruments, hedging instruments and other securities or instruments are developed and marketed from time to time. Consistent with its investment limitations, the Fund may invest in new types of securities and instruments.
Percentage and Other Limitations
For purposes of the Fund’s limitations expressed as a percentage of assets, Managed Assets or net assets, the term “assets,” “Managed Assets” or “net assets,” as applicable, means net assets plus the amount of any borrowings for investment purposes. The Fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such a percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in asset values or characteristics, a sale of securities or a change in credit quality will not constitute a violation of that limitation.
Selection Process
Western Asset uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data and its own assessment of economic and market conditions in an effort to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed income market. After Western Asset makes its sector allocations, Western Asset uses traditional credit analysis to identify individual securities for the Fund’s portfolio.
Fundamental Investment Policies
The Fund’s investment restrictions listed in the SAI are considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities. A “majority of the outstanding voting securities” means (i) 67% or more of the Fund’s outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting or (ii) more than 50% of the outstanding voting securities, whichever of (i) or (ii) is less. See “Investment Restrictions” in the SAI for a complete list of the fundamental investment policies of the Fund.

Risk Factors [Table Text Block]
Risks
The Fund is a diversified, limited-term,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.
Limited Term Risk
Unless the limited term provision of the Fund’s Declaration of Trust is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will dissolve on or about the Dissolution Date. The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund and thus does not seek to return its initial public offering price per Common Share upon dissolution. As the assets of the Fund will be liquidated in connection with its dissolution, the Fund may be required to sell portfolio securities or liquidate positions when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In addition, as the Fund approaches the Dissolution Date, the Fund may invest the liquidation proceeds of sold, matured or called securities or liquidated positions in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities, which may adversely affect the Fund’s investment performance. Rather than reinvesting proceeds received from sales of or payments received in respect of portfolio securities and positions, the Fund may distribute such proceeds in one or more liquidating distributions prior to the final dissolution, which may cause the Fund’s fixed expenses to increase when expressed as a percentage of net assets attributable to Common Shares, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash or cash equivalents, which may adversely affect the performance of the Fund. The final distribution of net assets upon dissolution may be more than, equal to or less than $20.00 per Common Share. Because the Fund may adopt a plan of liquidation and make liquidating distributions in advance of the Dissolution Date, the total value of the Fund’s assets returned to Common Shareholders upon dissolution will be impacted by decisions of the Board, FTFA and Western Asset regarding the timing of adopting a plan of liquidation and making liquidating distributions. This may result in Common Shareholders receiving liquidating distributions with a value more or less than the value that would have been received if the Fund had liquidated all of its assets on the Dissolution Date, or any other potential date for liquidation referenced in this prospectus, and distributed the proceeds thereof to shareholders.
If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. The risks related to the disposition of investments in connection with the Fund’s dissolution also would be present in connection with the disposition of investments in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objectives and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will generally be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to Common Shareholders. In addition, the Fund’s purchase of tendered Common Shares pursuant to an Eligible Tender Offer will generally have tax consequences for tendering Common Shareholders and may have tax consequences for non-tendering
Common Shareholders. See “Certain United States Federal Income Tax Considerations” below.

The purchase of Common Shares by the Fund pursuant to an Eligible Tender Offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
Common Shareholders. All Common Shareholders remaining after an Eligible Tender Offer will be subject to any increased risks associated with the reduction in the Fund’s assets resulting from payment for any tendered Common Shares, such as greater volatility due to decreased diversification and proportionately higher expenses. The reduced assets of the Fund as a result of an Eligible Tender Offer may result in less investment flexibility for the Fund and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s assets may also cause Common Shares of the Fund to become thinly traded or otherwise negatively impact secondary trading of Common Shares. A reduction in assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Common Shares to trade at a wider discount to NAV than they otherwise would.
Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, Common Shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the Common Shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the payment for tendered Common Shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will liquidate on the Dissolution Date (subject to possible extension). Following the consummation of an Eligible Tender Offer in which the payment for tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence. Thereafter, the Fund will have a perpetual existence. There is no guarantee that the Board will eliminate the Dissolution Date following the consummation of an Eligible Tender Offer so that the Fund will have a perpetual existence. FTFA may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated and the Fund have a perpetual existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining Common Shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining Common Shareholders may only be able to sell their shares at a discount to NAV.
Although it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders as soon as practicable after the Dissolution Date, assets for which no market exists or assets trading at depressed prices, if any, may be placed in a liquidating trust. Assets placed in a liquidating trust may be held for an indefinite period of time, potentially several years or longer, until they can be sold or pay out all of their cash flows. During such time, the shareholders will continue to be exposed to the risks associated with the Fund and the value of their interest in the liquidating trust will fluctuate with the value of the liquidating trust’s remaining assets.
Additionally, the tax treatment of the liquidating trust will generally differ from the tax treatment of the Fund. To the extent the costs associated with a liquidating trust exceed the value of the remaining assets, the liquidating trust trustees may determine to dispose of the remaining assets in a manner of their choosing. The Fund cannot predict the amount, if any, of assets that will be required to be placed in a liquidating trust or how long it will take to sell or otherwise dispose of such assets.
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. An investment in our Common Shares is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your securities may be worth less than your original investment. We are primarily a long-term investment vehicle and should not be used for short-term trading.
Market Price Discount from Net Asset Value Risk

Shares of
closed-end
investment companies frequently trade at a discount to their net asset value. This characteristic is a risk separate and distinct from the risk that our net asset value could decrease as a result of the Fund’s investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any offering under this Prospectus. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares depends upon whether the market price of the Common Shares at the time of sale is above or below the investor’s purchase price for the Common Shares. Because the market price of the Common Shares is affected by factors such as net asset value, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond our control, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the offering price. The Common Shares are designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.
Portfolio Management Risk
The value of your investment may decrease if Western Asset’s judgment about the quality, relative yield, value or market trends affecting a particular security, asset class, industry, sector or region, or about interest rates, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by Western Asset. For example, high yield bonds tend to be more susceptible to credit downgrades and may be difficult to value, and Western Asset’s judgment about the relative yield or value of a high yield security may be incorrect or subject to change. While Western Asset will seek to dynamically allocate the Fund’s portfolio to sectors and investments they consider undervalued and away from sectors and investments that they consider overvalued, there is no assurance that such allocation will produce the desired results. In addition, Western Asset’s allocation process may result in limited allocation between sectors and investments if, in the opinion of Western Asset, any such allocation would not produce the desired results given current market conditions. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadvisers and could have an adverse effect on the value or performance of the Fund.
Market and Interest Rate Risk
The market prices of the Fund’s securities and assets may go up or down, sometimes rapidly or unpredictably. If the market prices of the Fund’s investments fall, the value of your investment in the fund will decline. The market price of an investment may fall due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of investments. The market price of a security or asset may also fall due to specific conditions that affect a particular sector of the securities market, asset class or issuer. The net asset value of your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions.
The market prices of securities and assets may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities held by the Fund generally goes down. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s market price. However, calculations of duration and maturity may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Moreover, securities can change in value in response to other factors, such as credit risk. In addition, different interest rate measures (such as short- and long-term interest rates and
U.S. and non-U.S. interest rates),
or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the Fund’s yield will decline. Also, when interest rates decline, investments made by the Fund may pay a lower interest rate, which would reduce the income received by the Fund.
Credit Risk
The value of your investment in the Fund could decline if the issuer of a security held by the Fund or another obligor for that security (such as a party offering credit enhancement) or a counterparty to a financial contract with the Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy. The value of your investment in the Fund could also decline if the credit rating of a security held by the
Fund is downgraded or the credit quality or value of any assets underlying the security or financial contract declines. If the Fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparty and any custodian of Fund assets. In addition, the Fund may incur expenses in an effort to protect the Fund interests or to enforce its rights against an issuer, guarantor, counterparty or any custodian or may be hindered or delayed in exercising those rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests and the credit ratings of counterparties to financial contracts with the Fund. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics. Credit risk is typically greatest for the Fund’s high yield debt securities, which are rated below the Baa/BBB categories or unrated securities of comparable quality (“junk” bonds).
The Fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. The Fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated
securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities.
In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater adverse impact on subordinated securities.
High Yield (“Junk”) Bonds Risk
High yield bonds, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. High yield bonds may also have lower liquidity as compared to higher-rated securities, which means the Fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares. High yield bonds generally are issued by less creditworthy issuers. Issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. High yield bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
Mortgage-Backed and Asset-Backed Securities Risk
Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rates of prepayment of the underlying mortgages tend to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.
The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.
Asset-backed securities are structured like mortgage-backed securities and are subject to many of the same risks. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor may be limited. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.
Credit Risk Associated With Investments in Mortgage Whole Loans
The holder of residential and commercial mortgages assumes the risk that the related borrowers may default on their obligations to make full and timely payments of principal and interest. In general, these investments carry greater investment risk than agency RMBS/CMBS because the former are not guaranteed as to principal or interest by the U.S. Government, any federal agency or any federally chartered corporation. As a result, a mortgage whole loan is directly exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying property, the creditworthiness and financial position of the borrower, and the priority and enforceability of the lien are each of great importance. Whether or not FTFA, Western Asset or their affiliates have participated in the negotiation of the terms of any such mortgages, there can be no assurance as to the adequacy of the protection of the terms of the loan, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, claims may be asserted that might interfere with enforcement of the rights of the Fund. In the event of a foreclosure, the Fund may assume direct ownership of the underlying real estate. The liquidation proceeds upon sale of such real estate may not be sufficient to recover the Fund’s cost basis in the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Higher-than-expected rates of default and/or higher-than-expected loss severities on these investments could adversely affect the value of these assets. Accordingly, defaults in the payment of principal and/or interest on the Fund’s residential and commercial whole loans would likely result in the Fund incurring losses of income from, and/or losses in market value relating to, these assets, which could materially adversely affect the Fund’s results of operations.
Holders of residential and commercial whole loans are subject to the risk that the related borrowers may default or have defaulted on their obligations to make full and timely payments of principal and interest. A number of factors impact a borrower’s ability to repay including, among other things, changes in employment status, changes in interest rates or the availability of credit, and changes in real estate values. In addition to the credit risk associated with these assets, residential and commercial whole loans are less liquid than certain of the Fund’s other credit sensitive assets, which may make them more difficult to dispose of if the need or desire arises. If actual results are different from the Fund’s assumptions in determining the prices paid to acquire such loans, particularly if the market value of the underlying properties decreases significantly subsequent to purchase, we may incur significant losses, which could materially adversely affect the Fund’s results.
Servicing-Related Risks of Mortgage Whole Loans
To the extent the Fund invests in mortgage whole loans, third-party service providers may be utilized to service and manage the mortgages underlying the Fund’s loan portfolio. The ultimate returns generated by these investments may depend on the quality of the servicer. If a servicer is not vigilant in seeing that borrowers make their required monthly payments, borrowers may be less likely to make these payments, resulting in a higher frequency of default. If a servicer takes longer to liquidate non-performing
mortgages, the Fund’s losses related to those loans may be higher than originally anticipated. Any failure by servicers to service these mortgages and/or to competently manage and dispose of properties could negatively impact the value of these investments and the Fund’s financial performance. In addition, while we may have contracted with third-party servicers to carry out the actual servicing of the loans (including all direct interface with the borrowers), for loans that we purchase together with the related servicing rights, we are nevertheless ultimately responsible, vis-à-vis
the borrowers and state and federal regulators, for ensuring that the loans are serviced in accordance with the terms of the related notes and mortgages and applicable law and regulation. In light of the current regulatory environment, such exposure could be significant even though we might have contractual claims against the Fund’s servicers for any failure to service the loans to the required standard.
The foreclosure process, especially in judicial foreclosure states such as New York, Florida and New Jersey, can be lengthy and expensive, and the delays and costs involved in completing a foreclosure, and then subsequently liquidating the property through sale, may materially increase any related loss. In addition, at such time as title is taken to a foreclosed property, it may require more extensive rehabilitation than we estimated at acquisition. Thus, a material amount of foreclosed residential mortgage loans, particularly in the states mentioned above, could result in significant losses in the Fund’s residential and commercial whole loan portfolio and could materially adversely affect the Fund’s results of operations.
Prepayment Risk Associated With Investments in Mortgage Whole Loans
The residential and commercial whole loans we acquire are backed by pools of residential and commercial mortgage loans. We receive payments, generally, from the payments that are made on these underlying residential and commercial mortgage loans. While commercial mortgages frequently include limitations on the ability of the borrower to prepay, Residential and Commercial mortgages generally do not. When borrowers prepay their residential and commercial mortgage loans at rates that are faster than expected, the net result is prepayments that are faster than expected on the residential and commercial whole loans. These faster than expected payments may adversely affect the Fund’s profitability.
The Fund may purchase residential and commercial whole loans that have a higher interest rate than the then prevailing market interest rate. In exchange for this higher interest rate, the Fund may pay a premium to par value to acquire the asset. In accordance with accounting rules, the Fund amortizes this premium over the expected term of the asset based on the Fund’s prepayment assumptions. If the asset is prepaid in whole or in part at a faster than expected rate, however, the Fund must expense all or a part of the remaining unamortized portion of the premium that was paid at the time of the purchase, which will adversely affect the Fund’s profitability.
Prepayment rates generally increase when interest rates fall and decrease when interest rates rise, but changes in prepayment rates are difficult to predict. House price appreciation, while increasing the value of the collateral underlying the Fund’s residential and commercial whole loans, may increase prepayment rates as borrowers may be able to refinance at more favorable terms. Prepayments can also occur when borrowers default on their residential and commercial mortgages and the mortgages are prepaid from the proceeds of a foreclosure sale of the property (an involuntary prepayment), or when borrowers sell the property and use the sale proceeds to prepay the mortgage as part of a physical relocation. Prepayment rates also may be affected by conditions in the housing and financial markets, increasing defaults on Residential and Commercial mortgage loans, which could lead to an acceleration of the payment of the related principal, general economic conditions and the relative interest rates on fixed-rate mortgages and ARMs. While the Fund seeks to manage prepayment risk, in selecting residential and commercial whole loans investments the Fund must balance prepayment risk against other risks, the potential returns of each investment and the cost of hedging the Fund’s risks. No strategy can completely insulate us from prepayment or other such risks, and the Fund may deliberately retain exposure to prepayment or other risks.
In addition, a decrease in prepayment rates may adversely affect the Fund’s profitability. When borrowers prepay their residential and commercial mortgage loans at slower than expected rates, prepayments on the residential and commercial whole loans may be slower than expected. These slower than expected payments may adversely affect the Fund’s profitability. The Fund may purchase residential and commercial whole loans that have a lower interest rate than the then prevailing market interest rate. In exchange for this lower interest rate, the Fund may pay a discount to par value to acquire the asset. In accordance with accounting rules, the Fund accretes this discount over the expected term of the asset based on the Fund’s prepayment assumptions. If the asset is prepaid at a slower than expected rate, however, the Fund must accrete the remaining portion of the discount at a slower than expected rate. This will extend the expected life of the asset and result in a lower than expected yield on assets purchased at a discount to par.
Geographic Concentration Risk Associated with Residential and Commercial Whole Loans
The Fund’s performance depends on the economic conditions in markets in which the properties securing the mortgage loans underlying the Fund’s investments are concentrated. The Fund’s financial condition, results of operations, the market price of the Fund’s Common Shares and the Fund’s ability to make distributions to the Fund’s shareholders could be materially and adversely affected by any geographic concentration if market conditions, such as an oversupply of space or a reduction in demand for real estate in an area, deteriorate. Moreover, due to any geographic concentration of properties securing the mortgages underlying the Fund’s investments, the Fund may be disproportionately affected by general risks such as natural disasters, including major wildfires, floods and earthquakes, severe or inclement weather, and acts of terrorism should such developments occur in or near the markets in which such properties are located.
Other Risks Associated with Mortgage Whole Loans
Mortgage whole loans have risks above and beyond those discussed above. For example, mortgage whole loans are subject to “special hazard” risk (property damage caused by hazards, such as earthquakes or environmental hazards, not covered by standard property insurance policies) and to bankruptcy risk (reduction in a borrower’s mortgage debt by a bankruptcy court). In addition, claims may be assessed against the Fund on account of its position as mortgage holder or property owner, including responsibility for tax payments, environmental hazards and other liabilities.
Credit Risk Associated with Originators and Servicers of Residential and Commercial Mortgage Loans
A number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, have experienced serious financial difficulties, including some that are now subject to federal insolvency proceedings. These difficulties have resulted from many factors, including increased competition among originators for borrowers, decreased originations by such originators of mortgage loans and increased delinquencies and defaults on such mortgage loans, as well as from increases in claims for repurchases of mortgage loans previously sold by them under agreements that require repurchase in the event of breaches of representations regarding loan quality and characteristics. Furthermore, the inability of the originator to repurchase such mortgage loans in the event of loan representation breaches or the servicer to repurchase such mortgage loans upon a breach of its servicing obligations also may affect the performance of related non-agency
RMBS. Many of these originators and servicers are very highly leveraged. These difficulties may also increase the chances that these entities may default on their warehousing or other credit lines or become insolvent or bankrupt thereby increasing both the likelihood that repurchase obligations will not be fulfilled and the potential for loss to holders of non-agency
RMBS and subordinated security holders.
Subprime Mortgage Market Risk
The residential mortgage market in the United States in the past has experienced difficulties that, should similar conditions occur in the future
, may adversely affect the performance and market value of certain mortgages and mortgage-related securities. Delinquencies and losses on residential mortgage loans (especially subprime and second-line mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Any significant reduction in investor demand for mortgage loans and mortgage-related securities or increase in investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which could adversely affect the market value of mortgage-related securities. If the economy of the United States were to deteriorate, the incidence of mortgage foreclosures, especially subprime mortgages, could increase, which may adversely affect the value of any RMBS owned by the Fund.
Derivatives Risk
Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative and the credit risk of the counterparty to the derivative transaction. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying asset or index, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments and their respective financial regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, among others. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

•
Risks associated with the use of futures contracts include: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) the inability to replace an expiring futures contract with an equivalent futures contract that has a later expiration at the desired time and price; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) Western Asset’s inability to predict correctly the direction of asset prices, interest rates, currency exchange rates, the levels of indices or other indicators and other economic factors; and (f) the possibility that the counterparty will default in the performance of its obligations.

•
When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, in particular a naked option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss. For the writer of a naked or uncovered call option, the potential loss is unlimited.

•
Successful use of forward currency contracts depends on the portfolio manager’s skill in analyzing and predicting currency values, among other factors. Forward currency contracts may substantially change the Fund’s exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the portfolio manager anticipates. There is no assurance that the portfolio manager’s use of forward currency contracts will be advantageous to the Fund or that the portfolio manager will hedge at an appropriate time.

•
Warrants are subject similar market risks as stocks, but may be more volatile in price. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily commensurately with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

•
Swap agreements used for hedging purposes may shift the Fund’s investment exposure from one type of investment to another. For example, if an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the Fund would be worse than what it would have been if the Fund had not entered into the interest rate swap.

•
Swap agreements involve heightened risks and may result in losses to the Fund. Swaps may be illiquid and difficult to value, and may increase the aggregate market and credit risk to the Fund. For example, when the Fund sells credit protection on a debt security via a credit default swap, credit risk increases since the Fund has exposure to the issuer whose credit is the subject of the swap, the counterparty to the swap, and in certain circumstances, the custodian of swap collateral.

Effective August 19, 2022, the Fund began operating under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
Leverage Risk
The Fund’s use of leverage will magnify investment, market and certain other risks. Leverage involves risks and special considerations for holders of the Common Shares including: the likelihood of greater volatility of net asset value and market price of the Common Shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares; the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and when the Fund uses leverage, the investment advisory fee payable by the Fund to FTFA (and by FTFA to Western Asset) will be higher than if the Fund did not use leverage.
The use of borrowing, reverse repurchase agreements and derivatives, as well as the issuance of Preferred Shares, creates leverage (
i.e.
, a fund’s investment exposures exceed its net asset value). Leverage increases a fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (
i.e.
, a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount required to establish the derivative position.
Illiquidity Risk
Illiquidity risk exists when particular investments are impossible or difficult to sell and some assets that the Fund wants to invest in may be impossible or difficult to purchase. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain assets. As a general matter, dealers recently have been less willing to make markets for fixed income securities. Recent federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the ability to buy or sell such securities. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments for cash needs, the Fund may suffer a loss. The liquidity of certain assets, particularly of privately-issued and non-investment
grade mortgage-backed securities and asset-backed securities, may be difficult to ascertain and may change over time. Transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Further, such securities, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations.
Foreign Investment and Emerging Markets Risk
The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investment in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less regulated, less transparent and more volatile markets. The markets for some foreign securities are relatively new, and the rules and policies relating to these markets are not fully developed and may change. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, tariffs and tax disputes, reduction of government or central bank support, inadequate accounting standards, lack of information and political, economic, financial or social instability. Foreign investments may also be adversely affected by U.S. government or international economic sanctions, which could eliminate the value of an investment. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to
non-U.S.
withholding or other taxes.
It may be difficult for the Fund to pursue claims against a foreign issuer or other parties in the courts of a foreign country. Some securities issued by
non-U.S.
governments or their subdivisions, agencies and
instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the Fund to pursue its rights against the government. In the past, some
non-U.S.
governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
If the Fund buys securities or makes other investments denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
In certain foreign markets, settlement and clearance of trades may experience delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Settlement of trades in these markets can take longer than in other markets and the Fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer) due to, among other factors, low trading volumes and volatile prices. The custody or holding of securities, cash and other assets by local banks, agents and depositories in securities markets outside the United States may entail additional risks. Governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In extreme cases, the Fund’s securities may be misappropriated or the Fund may be unable to sell its securities. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should expect to need to be able to tolerate sudden, sometimes substantial, fluctuations in the value of investments in emerging markets. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Foreign Custody and Settlement Risk
Foreign custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories in securities markets outside the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In an extreme case, the Fund’s securities may be misappropriated or the Fund may be unable to sell its securities. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Settlement of trades in these markets can take longer than in other markets and the Fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).
Foreign Currency Risk
The value of investments denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

LIBOR Risk
The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered
Rate
, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that rely on LIBOR and may adversely affect the Fund’s performance. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund.
Risk of Increases in Expenses
Your actual costs of investing in the Fund may be higher than the expenses shown in the Summary of Fund Expenses. For example, expenses may be higher if the Fund’s average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.
Prepayment or Call Risk
Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.
Extension Risk
When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage- backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s share price to be more volatile.
Risk of Investing in Related or Fewer Issuers or Counterparties
To the extent the Fund invests its assets in a small number of issuers, or trades with a small number of counterparties, or in issuers or counterparties in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those issuers or counterparties.
Valuation Risk
Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for illiquid assets and assets that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value methodologies. The value of non-U.S. securities
or other investments, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets in which they are traded, but before the Fund determines its net asset value. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.
Issuer Risk
The value of fixed income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Reinvestment Risk
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the market price of the Fund’s Common Shares or your overall returns.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Cash Management and Defensive Investing Risk
The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested, the cash will be subject to the credit risk of the depository institution holding the cash and the Fund will not earn income on the cash. If a significant amount of the Fund’s assets is used for cash management or defensive investing purposes, the Fund will be less likely to achieve its investment objective. Defensive investing may not work as intended and the value of an investment in the Fund may still decline.
Mortgage Dollar Rolls Risk
Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The Fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase securities may be limited. Mortgage dollar roll transactions may have a leveraging effect on the Fund, making the value of an investment in the Fund more volatile, requiring the Fund to liquidate portfolio securities when it may not be advantageous to do so and magnifying any change in the Fund’s net asset value.
Investment in Loans Risk
Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk, interest rate risk, prepayment risk, and extension risk. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments. The Fund considers “junior loans” to be loans that have a junior position in an issuer’s capital structure. Because junior loans are unsecured and subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. There are no limitations on the Fund’s investments in junior loans. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Junior loans generally have greater price volatility than senior loans and may have lower liquidity as compared to senior loans. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may increase the expenses of the Fund or cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund net asset value. Opportunities to invest in loans or certain types of loans, such as senior loans, may be limited. The limited availability of loans may be due to a number of reasons, including that direct lenders may allocate only a small number of loans to new investors, including the Fund. There also may be fewer loans made or available, particularly during economic downturns. There is also a possibility that originators will not be able to sell participations in junior loans, which would create greater credit risk exposure for the holders of such loans. Bank loans may not be considered securities and therefore, the Fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.
CLOs Risk
CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches do not receive ratings. Below investment grade tranches of CLO securities typically experience a lower recovery, greater risk of loss or deferral or non-payment
of interest than more senior tranches of the CLO.
The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.
The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CLO securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the borrower of the related CLO securities to pay such deficiency will be extinguished.
The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.
Covenant Lite Loans Risk
Covenant lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may expose the Fund to greater credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.
Investment in Other Investment Companies Risk
If the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by FTFA or its affiliates through waivers).
Operational Risk
Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Cybersecurity Risk
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, FTFA, Western Asset and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from receiving distributions. The Fund, FTFA and Western Asset have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or FTFA. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Distressed Investments Risk
Distressed investments are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If Western Asset’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment.
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements for leverage or investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Fund’s Board of Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by Western Asset. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Reverse Repurchase Agreements Risk
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s net asset value will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.
Government Intervention in Financial Markets Risk

United States federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
Risks Related to Fund Distributions
Distributions paid by the Fund to its Common Shareholders are derived from the interest income and additional total return from the Fund’s investments. The total return generated by the Fund’s investments can vary widely over the short term and long term. The Fund may make in-kind
distributions of Common Shares in order to satisfy applicable requirements of tax law. See “Risks—Tax Risks—Cash/Share Dividend Risks.”
Tax Risks
To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.
Risk of Taxable Income in Excess of Economic Income
. The Fund expects to acquire debt instruments in the secondary market for less than their stated redemption price at maturity (or, in the case of a debt instrument issued with original issue discount, its revised issue price). The discount at which such debt instruments are acquired may reflect doubts about their ultimate collectability rather than current market interest rates. The amount of such discount will nevertheless generally be treated as “market discount” for U.S. federal income tax purposes, unless it is less than a statutory de minimis amount. Market discount on a debt instrument accrues ratably on a daily basis, unless an election is made to accrue market discount on the basis of the constant yield to maturity of the debt instrument, in each case based generally on the assumption that all future payments on the debt instrument will be made. The Fund has made an election to include accrued market discount in income on a current basis, and accrued market discount for a debt instrument will generally have to be included in income each year as if the debt instrument were assured of ultimately being collected in full.
Similarly, debt instruments that the Fund purchases may have been issued with original issue discount (“OID”), which discount might reflect doubt as to whether the entire principal amount of such debt instruments will ultimately prove to be collectible. The Fund will be required to report such OID based on a constant yield method and income will be accrued and be currently taxable based on the assumption that all future projected payments due on such debt instruments will be made.
Finally, in the event that any debt instruments acquired by the Fund are delinquent as to mandatory principal and interest payments, or in the event payments with respect to a particular debt instrument are not made when due, the Fund may nonetheless be required to continue to recognize the unpaid interest as taxable income as it accrues, despite doubt as to its ultimate collectability.
Status as Regulated Investment Company
. As described under the heading “Certain United States Federal Income Tax Considerations,” the Fund must satisfy, among other requirements, an asset diversification test in order to qualify as a regulated investment company under Subchapter M of the Code. Under that test, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy as of the close of any quarter the asset diversification test referred to in the preceding paragraph, it will have 30 days to cure the failure by, for example, selling securities that are the source of the violation. Other cure provisions are available in the Code for a failure to satisfy the asset diversification test, but any such cure provision may involve the payment of a penalty excise tax. If the Fund fails to cure an asset diversification violation, it may lose its status as a regulated investment company under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to the Fund’s Common Shareholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Shares and the amount of Fund distributions.
Risks Associated with the Fund’s Ability To Satisfy Regulated Investment Company Distribution Requirements
. The Fund generally must distribute annually at least 90% of its taxable income, excluding any net capital gain, in order to maintain its qualification as a regulated investment company for U.S. federal income tax purposes. To the extent that the Fund satisfies this distribution requirement, but distributes less than 100% of its taxable income, including any net capital gain, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its shareholders in a calendar year is less than a minimum amount specified under U.S. federal income tax laws. The Fund intends to make distributions to its shareholders to comply with the requirements of the Code and to avoid paying U.S. federal income taxes and, if practicable, excise taxes, on undistributed taxable income.
However, due to each of the potential timing differences between income recognition or expense deduction and cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. To satisfy its distribution requirements, the Fund may sell securities that it would not otherwise desire to sell, borrow on unfavorable terms or distribute amounts that would otherwise be invested in future acquisitions, capital expenditures or repayment of debt. In addition, the Fund may make distributions in its Common Shares to satisfy the distribution requirements necessary to maintain the Fund’s treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes, but no assurances can be given in this regard.
Despite undertaking the efforts mentioned in the previous paragraph, the Fund may not be able to distribute the amounts necessary to satisfy the distribution requirements necessary to maintain its treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes. If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, material adverse tax consequences would result to investors. The Fund would be taxed in the same manner as an ordinary corporation and distributions to the Fund’s Common Shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.
Cash/Share Dividend Risks
. The Fund may distribute taxable dividends that are payable in cash and Common Shares at the election of each Common Shareholder. Under Internal Revenue Service (“IRS”) Revenue
Procedure 2017-45, up
to 80% of the aggregate of any such taxable dividends could be payable in the Fund’s Common Shares with the 20% or greater balance paid in cash. Common Shareholders receiving such dividends will be required to include the full amount of the dividend as taxable income to the extent of the Fund’s current or accumulated earnings and profits for federal income tax purposes. As a result, Common Shareholders may be required to pay federal income taxes with respect to such dividends in excess of the cash dividends received. If a Common Shareholder sells the Common Shares that it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of the Fund’s Common Shares at the time of the sale. Furthermore, with respect to non-U.S. Common
Shareholders, the Fund may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in Common Shares. In addition, if a significant number of the Fund’s Common Shareholders determine to sell the Fund’s Common Shares in order to pay taxes owed on dividends, it may put downward pressure on the trading price of the Fund’s Common Shares. It is unclear whether and to what extent the Fund will be able to pay taxable dividends in cash and Common Shares (whether pursuant to Revenue
Procedure 2017-45 or
otherwise).
Legal and Regulatory Risk
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.
In addition, the securities and derivatives markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and FTFA will continue to be eligible for such exemptions.
The U.S. Government enacted legislation that provides for new regulation of the derivatives markets, including clearing, margin, reporting, recordkeeping, and registration requirements, among others. Although the SEC and CFTC have released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, certain of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategies as a result. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular derivatives contracts; those position limits may also apply to certain other derivatives positions the Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Investment Manager and its affiliates may be aggregated for this purpose. Therefore it is possible that the trading decisions of the Investment Manager may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund. In addition, applicable position limits may affect the hedging and investment activities of participants in derivatives markets and in the markets for the assets underlying such derivatives contracts, which could reduce the liquidity and adversely affect the pricing of derivatives contracts impacted by such position limits, thereby adversely affecting the performance of the Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt or amend rules requiring public disclosure in the future. In addition, other non-U.S. jurisdictions
where the Fund may trade have adopted reporting requirements. To the extent that the Fund takes a short position, if such short position or strategy become generally known, it could have a significant effect on the Fund’s ability to implement its investment strategy. In particular, public disclosure may increase the likelihood that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such disclosure and reporting requirements also may limit the Investment Manager’s ability to access management and other personnel at certain companies where the Fund seeks to take a short position. In addition, if other investors establish short positions in the same issuers as the Fund, the cost to the Fund of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy. In addition, the SEC and other regulatory and self-regulatory authorities have implemented various rules and may adopt additional rules in the future that may impact those engaging in short selling activity. If additional rules were adopted regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute certain investment strategies as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the Fund to execute certain investment strategies.
Risks Related to Potential Conflicts of Interest
FTFA, Western Asset, the
Non-U.S.
Subadvisers and the portfolio managers have interests which may conflict with the interests of the Fund. FTFA, Western Asset and the
Non-U.S.
Subadvisers currently and may at some time in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objectives and strategies as the Fund. As a result, FTFA, Western Asset, the
Non-U.S.
Subadvisers and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. FTFA, Western Asset, the
Non-U.S.
Subadvisers and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.
The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to FTFA, Western Asset or the
Non-U.S.
Subadvisers which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, FTFA or its affiliates may provide more services to some types of funds and accounts than others.
There is no guarantee that the policies and procedures adopted by FTFA, Western Asset, the
Non-U.S.
Subadvisers and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that FTFA, Western Asset and/or the
Non-U.S.
Subadvisers may manage or advise from time to time.
Management Risk and Reliance on Key Personnel
The Fund is subject to management risk because it is an actively managed investment portfolio. Western Asset and each individual portfolio manager may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Fund depends upon the diligence and skill of the portfolio managers, who evaluate, negotiate, structure and monitor its investments. These individuals do not have long-term employment contracts with Western Asset, although they do have equity interests and other financial incentives to remain with Western Asset. The Fund also depends on the senior management of FTFA, and the departure of any of the senior management of FTFA could have a material adverse effect on the Fund’s ability to achieve its investment objectives. In addition, there is no guarantee that Western Asset will remain the Fund’s investment adviser.
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on the Fund’s performance.

In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s shareholders. The portfolio turnover rate of the Fund will vary from year to year, as well as within a given year.
Anti-Takeover Provisions Risk
The Fund’s Declaration of Trust and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end status
or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking high current income. The Declaration of Trust provides that the Fund shall be subject to the provisions of the MCSAA. There can be no assurance, however, that the provisions of the MCSAA will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term shareholders, such as liquidating debt investments prior to maturity, triggering taxable events for shareholders and decreasing the size of the Fund. See “Certain Provisions in the Declaration of Trust and Bylaws” and “Certain Provisions in the Declaration of Trust and Bylaws—Maryland Control Share Acquisition Act.” (“MCSAA”). Such provisions may limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Trustees considered its fiduciary obligations to the Fund. In particular, the Board of Trustees considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of shareholders that invested in the Fund due to its investment objective of seeking high current income. In order to seek to allow the Fund to achieve its investment objective for those long-term shareholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end fund
organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain Funds that opted into the MCSAA violated Section 18(i) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund
organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund
organized in Maryland can opt in to the MCSAA.

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Shares assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing
46.1
% of the Fund’s total net assets and the Fund’s currently projected annual leverage expense of
2.57
%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Common Shares	(17.17)%	(9.87)%	(2.57)%	4.74%	12.04%

The corresponding total return to holders of Common Shares is composed of two elements: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those securities.
Unless and until leverage is utilized or issued, the Common Shares will not be leveraged and the risks and special considerations related to leverage described in this prospectus will not apply. Such leveraging will not be fully achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund’s investment objectives and policies.
In addition, because the Fund’s investment management fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets
purchased with leverage, during periods in which the Fund is using leverage, the fee paid to FTFA will be higher than if the Fund did not use leverage.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Shares assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing
46.1
% of the Fund’s total net assets and the Fund’s currently projected annual leverage expense of
2.57
%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Common Shares	(17.17)%	(9.87)%	(2.57)%	4.74%	12.04%

Return at Minus Ten [Percent]		(17.17%)
Return at Minus Five [Percent]		(9.87%)
Return at Zero [Percent]		(2.57%)
Return at Plus Five [Percent]		4.74%
Return at Plus Ten [Percent]		12.04%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Shares assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing
46.1
% of the Fund’s total net assets and the Fund’s currently projected annual leverage expense of
2.57
%.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale price of our Common Shares and the quarter-end
sale price, each as reported on the NYSE, the net asset value per Common Share and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

		Price Range
	NAV (1)	High	Low	Premium of High Sales Price to NAV	Premium of Low Sales Price to NAV
Year Ending December 31, 2024
Third Quarter	$15.71	$15.73	$14.48	0.13%	-7.83%
Second Quarter	$15.45	$14.82	$13.82	-4.08%	-10.55%
First Quarter	$15.70	$14.69	$14.01	-6.43%	-10.76%
Year Ending December 31, 2023
Fourth Quarter	$15.54	$14.17	$12.24	-8.82%	-21.24%
Third Quarter	$14.90	$13.97	$13.11	-6.24%	-12.01%
Second Quarter	$15.10	$13.66	$12.85	-9.54%	-14.90%
First Quarter	$15.09	$14.41	$12.86	-4.51%	-14.78%
Year Ending December 31, 2022
Fourth Quarter	$14.74	$13.81	$12.33	-6.31%	-16.35%
Third Quarter	$14.86	$15.00	$12.58	0.94%	-15.34%
Second Quarter	$15.49	$16.60	$13.58	7.17%	-12.33%
First Quarter	$18.49	$18.93	$15.58	2.38%	-15.74%
Year Ending December 31, 2021
Fourth Quarter	$19.65	$19.90	$18.12	1.27%	-7.79%
Third Quarter	$19.94	$20.33	$19.22	1.96%	-3.61%
Second Quarter	$19.98	$20.14	$20.01	0.80%	0.15%

Source of market prices: NYSE
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

On November 29, 2024, the last reported sale price of our Common Shares on the NYSE was $14.93, which represented a discount of approximately 3.6% to the net asset value per share reported by us on that date.

As of November 29, 2024, we had approximately 51.8 million of Common Shares outstanding and we had
net assets applicable to Common Shareholders of approximately $802.2 million.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Shares
Common Shares
The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares, par value $0.001 per share. As of November 29, 2024, we had 51,788,210 Common Shares outstanding. All Common Shares have equal rights with respect to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and nonassessable, and will have no preemptive or conversion rights or rights to cumulative voting, which means that the holders of more than 50% of the Common Shares can elect 100% of the trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any trustees.
The Fund’s Common Shares are listed on the NYSE under the trading or “ticker” symbol “WDI.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund must continue to meet the NYSE requirements in order for the Common Shares to remain listed.
Unlike
open-end
funds,
closed-end
funds, like the Fund, do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell Common Shares already held, the shareholder may do so by trading on the NYSE through a broker or otherwise. Shares of closed-end
funds may frequently trade on an exchange at prices lower than net asset value. The market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Fund’s Common Shares are designed primarily for long-term investors, and investors in Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Common Shares.”
Each outstanding Common Share entitles the holder to one vote on all matters submitted to a vote of Common Shareholders, including the election of Trustees. Except as provided with respect to any other class or series, the Common Shareholders will possess the exclusive voting power. Each director shall be elected by a majority of the votes entitled to be cast in the election of trustees. There is no cumulative voting in the election of Trustees.
Preferred Shares
The Declaration of Trust provides that the Fund’s Board of Trustees may classify and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. The Fund may classify and issue an unlimited number of Preferred Shares, par value $0.001 per share. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.
The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund currently has the ability to issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares plus the principal amount of any outstanding leverage consisting of debt to 50% of the value of the Fund’s total assets less liabilities and indebtedness of the Fund (other than leverage consisting of Preferred Shares). Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be set forth in a statement of preferences classifying and designating such Preferred Shares, the Fund believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares may be similar to those stated below.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share of Preferred Shares plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.
Voting Rights
The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time that two years of dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by the shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Shares and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end
investment company or changes in its fundamental investment restrictions. See “Certain Provisions in the Declaration of Trust and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any shares of Preferred Shares outstanding. Except as otherwise indicated in this prospectus and except as otherwise required by applicable law or the Declaration of Trust, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.
The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of shares of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.
Redemption, Purchase and Sale of Preferred Shares by the Fund
The terms of any Preferred Shares issued are expected to provide that: (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares; and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce any leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.
The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Limited Term Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Term Risk
Unless the limited term provision of the Fund’s Declaration of Trust is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will dissolve on or about the Dissolution Date. The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund and thus does not seek to return its initial public offering price per Common Share upon dissolution. As the assets of the Fund will be liquidated in connection with its dissolution, the Fund may be required to sell portfolio securities or liquidate positions when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In addition, as the Fund approaches the Dissolution Date, the Fund may invest the liquidation proceeds of sold, matured or called securities or liquidated positions in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities, which may adversely affect the Fund’s investment performance. Rather than reinvesting proceeds received from sales of or payments received in respect of portfolio securities and positions, the Fund may distribute such proceeds in one or more liquidating distributions prior to the final dissolution, which may cause the Fund’s fixed expenses to increase when expressed as a percentage of net assets attributable to Common Shares, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash or cash equivalents, which may adversely affect the performance of the Fund. The final distribution of net assets upon dissolution may be more than, equal to or less than $20.00 per Common Share. Because the Fund may adopt a plan of liquidation and make liquidating distributions in advance of the Dissolution Date, the total value of the Fund’s assets returned to Common Shareholders upon dissolution will be impacted by decisions of the Board, FTFA and Western Asset regarding the timing of adopting a plan of liquidation and making liquidating distributions. This may result in Common Shareholders receiving liquidating distributions with a value more or less than the value that would have been received if the Fund had liquidated all of its assets on the Dissolution Date, or any other potential date for liquidation referenced in this prospectus, and distributed the proceeds thereof to shareholders.
If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. The risks related to the disposition of investments in connection with the Fund’s dissolution also would be present in connection with the disposition of investments in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objectives and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will generally be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to Common Shareholders. In addition, the Fund’s purchase of tendered Common Shares pursuant to an Eligible Tender Offer will generally have tax consequences for tendering Common Shareholders and may have tax consequences for non-tendering
Common Shareholders. See “Certain United States Federal Income Tax Considerations” below.

The purchase of Common Shares by the Fund pursuant to an Eligible Tender Offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
Common Shareholders. All Common Shareholders remaining after an Eligible Tender Offer will be subject to any increased risks associated with the reduction in the Fund’s assets resulting from payment for any tendered Common Shares, such as greater volatility due to decreased diversification and proportionately higher expenses. The reduced assets of the Fund as a result of an Eligible Tender Offer may result in less investment flexibility for the Fund and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s assets may also cause Common Shares of the Fund to become thinly traded or otherwise negatively impact secondary trading of Common Shares. A reduction in assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Common Shares to trade at a wider discount to NAV than they otherwise would.
Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, Common Shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the Common Shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the payment for tendered Common Shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will liquidate on the Dissolution Date (subject to possible extension). Following the consummation of an Eligible Tender Offer in which the payment for tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence. Thereafter, the Fund will have a perpetual existence. There is no guarantee that the Board will eliminate the Dissolution Date following the consummation of an Eligible Tender Offer so that the Fund will have a perpetual existence. FTFA may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated and the Fund have a perpetual existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining Common Shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining Common Shareholders may only be able to sell their shares at a discount to NAV.
Although it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders as soon as practicable after the Dissolution Date, assets for which no market exists or assets trading at depressed prices, if any, may be placed in a liquidating trust. Assets placed in a liquidating trust may be held for an indefinite period of time, potentially several years or longer, until they can be sold or pay out all of their cash flows. During such time, the shareholders will continue to be exposed to the risks associated with the Fund and the value of their interest in the liquidating trust will fluctuate with the value of the liquidating trust’s remaining assets.
Additionally, the tax treatment of the liquidating trust will generally differ from the tax treatment of the Fund. To the extent the costs associated with a liquidating trust exceed the value of the remaining assets, the liquidating trust trustees may determine to dispose of the remaining assets in a manner of their choosing. The Fund cannot predict the amount, if any, of assets that will be required to be placed in a liquidating trust or how long it will take to sell or otherwise dispose of such assets.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. An investment in our Common Shares is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your securities may be worth less than your original investment. We are primarily a long-term investment vehicle and should not be used for short-term trading.

Market Price Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Discount from Net Asset Value Risk

Shares of
closed-end
investment companies frequently trade at a discount to their net asset value. This characteristic is a risk separate and distinct from the risk that our net asset value could decrease as a result of the Fund’s investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any offering under this Prospectus. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares depends upon whether the market price of the Common Shares at the time of sale is above or below the investor’s purchase price for the Common Shares. Because the market price of the Common Shares is affected by factors such as net asset value, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond our control, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the offering price. The Common Shares are designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.

Portfolio Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Management Risk
The value of your investment may decrease if Western Asset’s judgment about the quality, relative yield, value or market trends affecting a particular security, asset class, industry, sector or region, or about interest rates, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by Western Asset. For example, high yield bonds tend to be more susceptible to credit downgrades and may be difficult to value, and Western Asset’s judgment about the relative yield or value of a high yield security may be incorrect or subject to change. While Western Asset will seek to dynamically allocate the Fund’s portfolio to sectors and investments they consider undervalued and away from sectors and investments that they consider overvalued, there is no assurance that such allocation will produce the desired results. In addition, Western Asset’s allocation process may result in limited allocation between sectors and investments if, in the opinion of Western Asset, any such allocation would not produce the desired results given current market conditions. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadvisers and could have an adverse effect on the value or performance of the Fund.

Market and Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market and Interest Rate Risk
The market prices of the Fund’s securities and assets may go up or down, sometimes rapidly or unpredictably. If the market prices of the Fund’s investments fall, the value of your investment in the fund will decline. The market price of an investment may fall due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of investments. The market price of a security or asset may also fall due to specific conditions that affect a particular sector of the securities market, asset class or issuer. The net asset value of your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions.
The market prices of securities and assets may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities held by the Fund generally goes down. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s market price. However, calculations of duration and maturity may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Moreover, securities can change in value in response to other factors, such as credit risk. In addition, different interest rate measures (such as short- and long-term interest rates and
U.S. and non-U.S. interest rates),
or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the Fund’s yield will decline. Also, when interest rates decline, investments made by the Fund may pay a lower interest rate, which would reduce the income received by the Fund.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The value of your investment in the Fund could decline if the issuer of a security held by the Fund or another obligor for that security (such as a party offering credit enhancement) or a counterparty to a financial contract with the Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy. The value of your investment in the Fund could also decline if the credit rating of a security held by the
Fund is downgraded or the credit quality or value of any assets underlying the security or financial contract declines. If the Fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparty and any custodian of Fund assets. In addition, the Fund may incur expenses in an effort to protect the Fund interests or to enforce its rights against an issuer, guarantor, counterparty or any custodian or may be hindered or delayed in exercising those rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests and the credit ratings of counterparties to financial contracts with the Fund. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics. Credit risk is typically greatest for the Fund’s high yield debt securities, which are rated below the Baa/BBB categories or unrated securities of comparable quality (“junk” bonds).
The Fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. The Fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated
securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities.
In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater adverse impact on subordinated securities.

High Yield ("Junk") Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield (“Junk”) Bonds Risk
High yield bonds, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. High yield bonds may also have lower liquidity as compared to higher-rated securities, which means the Fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares. High yield bonds generally are issued by less creditworthy issuers. Issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. High yield bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Mortgage Backed and Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed and Asset-Backed Securities Risk
Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rates of prepayment of the underlying mortgages tend to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.
The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.
Asset-backed securities are structured like mortgage-backed securities and are subject to many of the same risks. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor may be limited. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

Credit Risk Associated With Investments in Mortgage Whole Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk Associated With Investments in Mortgage Whole Loans
The holder of residential and commercial mortgages assumes the risk that the related borrowers may default on their obligations to make full and timely payments of principal and interest. In general, these investments carry greater investment risk than agency RMBS/CMBS because the former are not guaranteed as to principal or interest by the U.S. Government, any federal agency or any federally chartered corporation. As a result, a mortgage whole loan is directly exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying property, the creditworthiness and financial position of the borrower, and the priority and enforceability of the lien are each of great importance. Whether or not FTFA, Western Asset or their affiliates have participated in the negotiation of the terms of any such mortgages, there can be no assurance as to the adequacy of the protection of the terms of the loan, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, claims may be asserted that might interfere with enforcement of the rights of the Fund. In the event of a foreclosure, the Fund may assume direct ownership of the underlying real estate. The liquidation proceeds upon sale of such real estate may not be sufficient to recover the Fund’s cost basis in the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Higher-than-expected rates of default and/or higher-than-expected loss severities on these investments could adversely affect the value of these assets. Accordingly, defaults in the payment of principal and/or interest on the Fund’s residential and commercial whole loans would likely result in the Fund incurring losses of income from, and/or losses in market value relating to, these assets, which could materially adversely affect the Fund’s results of operations.
Holders of residential and commercial whole loans are subject to the risk that the related borrowers may default or have defaulted on their obligations to make full and timely payments of principal and interest. A number of factors impact a borrower’s ability to repay including, among other things, changes in employment status, changes in interest rates or the availability of credit, and changes in real estate values. In addition to the credit risk associated with these assets, residential and commercial whole loans are less liquid than certain of the Fund’s other credit sensitive assets, which may make them more difficult to dispose of if the need or desire arises. If actual results are different from the Fund’s assumptions in determining the prices paid to acquire such loans, particularly if the market value of the underlying properties decreases significantly subsequent to purchase, we may incur significant losses, which could materially adversely affect the Fund’s results.

Servicing Related Risks of Mortgage Whole Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Servicing-Related Risks of Mortgage Whole Loans
To the extent the Fund invests in mortgage whole loans, third-party service providers may be utilized to service and manage the mortgages underlying the Fund’s loan portfolio. The ultimate returns generated by these investments may depend on the quality of the servicer. If a servicer is not vigilant in seeing that borrowers make their required monthly payments, borrowers may be less likely to make these payments, resulting in a higher frequency of default. If a servicer takes longer to liquidate non-performing
mortgages, the Fund’s losses related to those loans may be higher than originally anticipated. Any failure by servicers to service these mortgages and/or to competently manage and dispose of properties could negatively impact the value of these investments and the Fund’s financial performance. In addition, while we may have contracted with third-party servicers to carry out the actual servicing of the loans (including all direct interface with the borrowers), for loans that we purchase together with the related servicing rights, we are nevertheless ultimately responsible, vis-à-vis
the borrowers and state and federal regulators, for ensuring that the loans are serviced in accordance with the terms of the related notes and mortgages and applicable law and regulation. In light of the current regulatory environment, such exposure could be significant even though we might have contractual claims against the Fund’s servicers for any failure to service the loans to the required standard.
The foreclosure process, especially in judicial foreclosure states such as New York, Florida and New Jersey, can be lengthy and expensive, and the delays and costs involved in completing a foreclosure, and then subsequently liquidating the property through sale, may materially increase any related loss. In addition, at such time as title is taken to a foreclosed property, it may require more extensive rehabilitation than we estimated at acquisition. Thus, a material amount of foreclosed residential mortgage loans, particularly in the states mentioned above, could result in significant losses in the Fund’s residential and commercial whole loan portfolio and could materially adversely affect the Fund’s results of operations.

Prepayment Risk Associated With Investments in Mortgage Whole Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk Associated With Investments in Mortgage Whole Loans
The residential and commercial whole loans we acquire are backed by pools of residential and commercial mortgage loans. We receive payments, generally, from the payments that are made on these underlying residential and commercial mortgage loans. While commercial mortgages frequently include limitations on the ability of the borrower to prepay, Residential and Commercial mortgages generally do not. When borrowers prepay their residential and commercial mortgage loans at rates that are faster than expected, the net result is prepayments that are faster than expected on the residential and commercial whole loans. These faster than expected payments may adversely affect the Fund’s profitability.
The Fund may purchase residential and commercial whole loans that have a higher interest rate than the then prevailing market interest rate. In exchange for this higher interest rate, the Fund may pay a premium to par value to acquire the asset. In accordance with accounting rules, the Fund amortizes this premium over the expected term of the asset based on the Fund’s prepayment assumptions. If the asset is prepaid in whole or in part at a faster than expected rate, however, the Fund must expense all or a part of the remaining unamortized portion of the premium that was paid at the time of the purchase, which will adversely affect the Fund’s profitability.
Prepayment rates generally increase when interest rates fall and decrease when interest rates rise, but changes in prepayment rates are difficult to predict. House price appreciation, while increasing the value of the collateral underlying the Fund’s residential and commercial whole loans, may increase prepayment rates as borrowers may be able to refinance at more favorable terms. Prepayments can also occur when borrowers default on their residential and commercial mortgages and the mortgages are prepaid from the proceeds of a foreclosure sale of the property (an involuntary prepayment), or when borrowers sell the property and use the sale proceeds to prepay the mortgage as part of a physical relocation. Prepayment rates also may be affected by conditions in the housing and financial markets, increasing defaults on Residential and Commercial mortgage loans, which could lead to an acceleration of the payment of the related principal, general economic conditions and the relative interest rates on fixed-rate mortgages and ARMs. While the Fund seeks to manage prepayment risk, in selecting residential and commercial whole loans investments the Fund must balance prepayment risk against other risks, the potential returns of each investment and the cost of hedging the Fund’s risks. No strategy can completely insulate us from prepayment or other such risks, and the Fund may deliberately retain exposure to prepayment or other risks.
In addition, a decrease in prepayment rates may adversely affect the Fund’s profitability. When borrowers prepay their residential and commercial mortgage loans at slower than expected rates, prepayments on the residential and commercial whole loans may be slower than expected. These slower than expected payments may adversely affect the Fund’s profitability. The Fund may purchase residential and commercial whole loans that have a lower interest rate than the then prevailing market interest rate. In exchange for this lower interest rate, the Fund may pay a discount to par value to acquire the asset. In accordance with accounting rules, the Fund accretes this discount over the expected term of the asset based on the Fund’s prepayment assumptions. If the asset is prepaid at a slower than expected rate, however, the Fund must accrete the remaining portion of the discount at a slower than expected rate. This will extend the expected life of the asset and result in a lower than expected yield on assets purchased at a discount to par.

Geographic Concentration Risk Associated with Residential and Commercial Whole Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Concentration Risk Associated with Residential and Commercial Whole Loans
The Fund’s performance depends on the economic conditions in markets in which the properties securing the mortgage loans underlying the Fund’s investments are concentrated. The Fund’s financial condition, results of operations, the market price of the Fund’s Common Shares and the Fund’s ability to make distributions to the Fund’s shareholders could be materially and adversely affected by any geographic concentration if market conditions, such as an oversupply of space or a reduction in demand for real estate in an area, deteriorate. Moreover, due to any geographic concentration of properties securing the mortgages underlying the Fund’s investments, the Fund may be disproportionately affected by general risks such as natural disasters, including major wildfires, floods and earthquakes, severe or inclement weather, and acts of terrorism should such developments occur in or near the markets in which such properties are located.

Other Risks Associated with Mortgage Whole Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Associated with Mortgage Whole Loans
Mortgage whole loans have risks above and beyond those discussed above. For example, mortgage whole loans are subject to “special hazard” risk (property damage caused by hazards, such as earthquakes or environmental hazards, not covered by standard property insurance policies) and to bankruptcy risk (reduction in a borrower’s mortgage debt by a bankruptcy court). In addition, claims may be assessed against the Fund on account of its position as mortgage holder or property owner, including responsibility for tax payments, environmental hazards and other liabilities.

Credit Risk Associated with Originators and Servicers of Residential and Commercial Mortgage Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk Associated with Originators and Servicers of Residential and Commercial Mortgage Loans
A number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, have experienced serious financial difficulties, including some that are now subject to federal insolvency proceedings. These difficulties have resulted from many factors, including increased competition among originators for borrowers, decreased originations by such originators of mortgage loans and increased delinquencies and defaults on such mortgage loans, as well as from increases in claims for repurchases of mortgage loans previously sold by them under agreements that require repurchase in the event of breaches of representations regarding loan quality and characteristics. Furthermore, the inability of the originator to repurchase such mortgage loans in the event of loan representation breaches or the servicer to repurchase such mortgage loans upon a breach of its servicing obligations also may affect the performance of related non-agency
RMBS. Many of these originators and servicers are very highly leveraged. These difficulties may also increase the chances that these entities may default on their warehousing or other credit lines or become insolvent or bankrupt thereby increasing both the likelihood that repurchase obligations will not be fulfilled and the potential for loss to holders of non-agency
RMBS and subordinated security holders.

Subprime Mortgage Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subprime Mortgage Market Risk
The residential mortgage market in the United States in the past has experienced difficulties that, should similar conditions occur in the future
, may adversely affect the performance and market value of certain mortgages and mortgage-related securities. Delinquencies and losses on residential mortgage loans (especially subprime and second-line mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Any significant reduction in investor demand for mortgage loans and mortgage-related securities or increase in investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which could adversely affect the market value of mortgage-related securities. If the economy of the United States were to deteriorate, the incidence of mortgage foreclosures, especially subprime mortgages, could increase, which may adversely affect the value of any RMBS owned by the Fund.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative and the credit risk of the counterparty to the derivative transaction. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying asset or index, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments and their respective financial regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, among others. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

•
Risks associated with the use of futures contracts include: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) the inability to replace an expiring futures contract with an equivalent futures contract that has a later expiration at the desired time and price; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) Western Asset’s inability to predict correctly the direction of asset prices, interest rates, currency exchange rates, the levels of indices or other indicators and other economic factors; and (f) the possibility that the counterparty will default in the performance of its obligations.

•
When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, in particular a naked option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss. For the writer of a naked or uncovered call option, the potential loss is unlimited.

•
Successful use of forward currency contracts depends on the portfolio manager’s skill in analyzing and predicting currency values, among other factors. Forward currency contracts may substantially change the Fund’s exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the portfolio manager anticipates. There is no assurance that the portfolio manager’s use of forward currency contracts will be advantageous to the Fund or that the portfolio manager will hedge at an appropriate time.

•
Warrants are subject similar market risks as stocks, but may be more volatile in price. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily commensurately with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

•
Swap agreements used for hedging purposes may shift the Fund’s investment exposure from one type of investment to another. For example, if an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the Fund would be worse than what it would have been if the Fund had not entered into the interest rate swap.

•
Swap agreements involve heightened risks and may result in losses to the Fund. Swaps may be illiquid and difficult to value, and may increase the aggregate market and credit risk to the Fund. For example, when the Fund sells credit protection on a debt security via a credit default swap, credit risk increases since the Fund has exposure to the issuer whose credit is the subject of the swap, the counterparty to the swap, and in certain circumstances, the custodian of swap collateral.

Effective August 19, 2022, the Fund began operating under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s use of leverage will magnify investment, market and certain other risks. Leverage involves risks and special considerations for holders of the Common Shares including: the likelihood of greater volatility of net asset value and market price of the Common Shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares; the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and when the Fund uses leverage, the investment advisory fee payable by the Fund to FTFA (and by FTFA to Western Asset) will be higher than if the Fund did not use leverage.
The use of borrowing, reverse repurchase agreements and derivatives, as well as the issuance of Preferred Shares, creates leverage (
i.e.
, a fund’s investment exposures exceed its net asset value). Leverage increases a fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (
i.e.
, a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount required to establish the derivative position.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk
Illiquidity risk exists when particular investments are impossible or difficult to sell and some assets that the Fund wants to invest in may be impossible or difficult to purchase. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain assets. As a general matter, dealers recently have been less willing to make markets for fixed income securities. Recent federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the ability to buy or sell such securities. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments for cash needs, the Fund may suffer a loss. The liquidity of certain assets, particularly of privately-issued and non-investment
grade mortgage-backed securities and asset-backed securities, may be difficult to ascertain and may change over time. Transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Further, such securities, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations.

Foreign Investment and Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment and Emerging Markets Risk
The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investment in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less regulated, less transparent and more volatile markets. The markets for some foreign securities are relatively new, and the rules and policies relating to these markets are not fully developed and may change. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, tariffs and tax disputes, reduction of government or central bank support, inadequate accounting standards, lack of information and political, economic, financial or social instability. Foreign investments may also be adversely affected by U.S. government or international economic sanctions, which could eliminate the value of an investment. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to
non-U.S.
withholding or other taxes.
It may be difficult for the Fund to pursue claims against a foreign issuer or other parties in the courts of a foreign country. Some securities issued by
non-U.S.
governments or their subdivisions, agencies and
instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the Fund to pursue its rights against the government. In the past, some
non-U.S.
governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
If the Fund buys securities or makes other investments denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
In certain foreign markets, settlement and clearance of trades may experience delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Settlement of trades in these markets can take longer than in other markets and the Fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer) due to, among other factors, low trading volumes and volatile prices. The custody or holding of securities, cash and other assets by local banks, agents and depositories in securities markets outside the United States may entail additional risks. Governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In extreme cases, the Fund’s securities may be misappropriated or the Fund may be unable to sell its securities. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should expect to need to be able to tolerate sudden, sometimes substantial, fluctuations in the value of investments in emerging markets. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Foreign Custody and Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Custody and Settlement Risk
Foreign custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories in securities markets outside the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In an extreme case, the Fund’s securities may be misappropriated or the Fund may be unable to sell its securities. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Settlement of trades in these markets can take longer than in other markets and the Fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
The value of investments denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

LIBOR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Risk
The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered
Rate
, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that rely on LIBOR and may adversely affect the Fund’s performance. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund.

Risk of Increases in Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Increases in Expenses
Your actual costs of investing in the Fund may be higher than the expenses shown in the Summary of Fund Expenses. For example, expenses may be higher if the Fund’s average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Prepayment or Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment or Call Risk
Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk
When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage- backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s share price to be more volatile.

Risk of Investing in Related or Fewer Issuers or Counterparties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in Related or Fewer Issuers or Counterparties
To the extent the Fund invests its assets in a small number of issuers, or trades with a small number of counterparties, or in issuers or counterparties in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those issuers or counterparties.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for illiquid assets and assets that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value methodologies. The value of non-U.S. securities
or other investments, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets in which they are traded, but before the Fund determines its net asset value. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of fixed income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the market price of the Fund’s Common Shares or your overall returns.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Cash Management and Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash Management and Defensive Investing Risk
The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested, the cash will be subject to the credit risk of the depository institution holding the cash and the Fund will not earn income on the cash. If a significant amount of the Fund’s assets is used for cash management or defensive investing purposes, the Fund will be less likely to achieve its investment objective. Defensive investing may not work as intended and the value of an investment in the Fund may still decline.

Mortgage Dollar Rolls Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Dollar Rolls Risk
Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The Fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase securities may be limited. Mortgage dollar roll transactions may have a leveraging effect on the Fund, making the value of an investment in the Fund more volatile, requiring the Fund to liquidate portfolio securities when it may not be advantageous to do so and magnifying any change in the Fund’s net asset value.

Investment in Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment in Loans Risk
Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk, interest rate risk, prepayment risk, and extension risk. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments. The Fund considers “junior loans” to be loans that have a junior position in an issuer’s capital structure. Because junior loans are unsecured and subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. There are no limitations on the Fund’s investments in junior loans. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Junior loans generally have greater price volatility than senior loans and may have lower liquidity as compared to senior loans. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may increase the expenses of the Fund or cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund net asset value. Opportunities to invest in loans or certain types of loans, such as senior loans, may be limited. The limited availability of loans may be due to a number of reasons, including that direct lenders may allocate only a small number of loans to new investors, including the Fund. There also may be fewer loans made or available, particularly during economic downturns. There is also a possibility that originators will not be able to sell participations in junior loans, which would create greater credit risk exposure for the holders of such loans. Bank loans may not be considered securities and therefore, the Fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.

CLOs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLOs Risk
CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches do not receive ratings. Below investment grade tranches of CLO securities typically experience a lower recovery, greater risk of loss or deferral or non-payment
of interest than more senior tranches of the CLO.
The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.
The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CLO securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the borrower of the related CLO securities to pay such deficiency will be extinguished.
The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant Lite Loans Risk
Covenant lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may expose the Fund to greater credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Investment in Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment in Other Investment Companies Risk
If the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by FTFA or its affiliates through waivers).

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, FTFA, Western Asset and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from receiving distributions. The Fund, FTFA and Western Asset have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or FTFA. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Investments Risk
Distressed investments are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If Western Asset’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements for leverage or investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Fund’s Board of Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by Western Asset. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s net asset value will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.

Government Intervention in Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in Financial Markets Risk

United States federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Risks Related to Fund Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Fund Distributions
Distributions paid by the Fund to its Common Shareholders are derived from the interest income and additional total return from the Fund’s investments. The total return generated by the Fund’s investments can vary widely over the short term and long term. The Fund may make in-kind
distributions of Common Shares in order to satisfy applicable requirements of tax law. See “Risks—Tax Risks—Cash/Share Dividend Risks.”

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.
Risk of Taxable Income in Excess of Economic Income
. The Fund expects to acquire debt instruments in the secondary market for less than their stated redemption price at maturity (or, in the case of a debt instrument issued with original issue discount, its revised issue price). The discount at which such debt instruments are acquired may reflect doubts about their ultimate collectability rather than current market interest rates. The amount of such discount will nevertheless generally be treated as “market discount” for U.S. federal income tax purposes, unless it is less than a statutory de minimis amount. Market discount on a debt instrument accrues ratably on a daily basis, unless an election is made to accrue market discount on the basis of the constant yield to maturity of the debt instrument, in each case based generally on the assumption that all future payments on the debt instrument will be made. The Fund has made an election to include accrued market discount in income on a current basis, and accrued market discount for a debt instrument will generally have to be included in income each year as if the debt instrument were assured of ultimately being collected in full.
Similarly, debt instruments that the Fund purchases may have been issued with original issue discount (“OID”), which discount might reflect doubt as to whether the entire principal amount of such debt instruments will ultimately prove to be collectible. The Fund will be required to report such OID based on a constant yield method and income will be accrued and be currently taxable based on the assumption that all future projected payments due on such debt instruments will be made.
Finally, in the event that any debt instruments acquired by the Fund are delinquent as to mandatory principal and interest payments, or in the event payments with respect to a particular debt instrument are not made when due, the Fund may nonetheless be required to continue to recognize the unpaid interest as taxable income as it accrues, despite doubt as to its ultimate collectability.
Status as Regulated Investment Company
. As described under the heading “Certain United States Federal Income Tax Considerations,” the Fund must satisfy, among other requirements, an asset diversification test in order to qualify as a regulated investment company under Subchapter M of the Code. Under that test, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy as of the close of any quarter the asset diversification test referred to in the preceding paragraph, it will have 30 days to cure the failure by, for example, selling securities that are the source of the violation. Other cure provisions are available in the Code for a failure to satisfy the asset diversification test, but any such cure provision may involve the payment of a penalty excise tax. If the Fund fails to cure an asset diversification violation, it may lose its status as a regulated investment company under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to the Fund’s Common Shareholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Shares and the amount of Fund distributions.
Risks Associated with the Fund’s Ability To Satisfy Regulated Investment Company Distribution Requirements
. The Fund generally must distribute annually at least 90% of its taxable income, excluding any net capital gain, in order to maintain its qualification as a regulated investment company for U.S. federal income tax purposes. To the extent that the Fund satisfies this distribution requirement, but distributes less than 100% of its taxable income, including any net capital gain, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its shareholders in a calendar year is less than a minimum amount specified under U.S. federal income tax laws. The Fund intends to make distributions to its shareholders to comply with the requirements of the Code and to avoid paying U.S. federal income taxes and, if practicable, excise taxes, on undistributed taxable income.
However, due to each of the potential timing differences between income recognition or expense deduction and cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. To satisfy its distribution requirements, the Fund may sell securities that it would not otherwise desire to sell, borrow on unfavorable terms or distribute amounts that would otherwise be invested in future acquisitions, capital expenditures or repayment of debt. In addition, the Fund may make distributions in its Common Shares to satisfy the distribution requirements necessary to maintain the Fund’s treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes, but no assurances can be given in this regard.
Despite undertaking the efforts mentioned in the previous paragraph, the Fund may not be able to distribute the amounts necessary to satisfy the distribution requirements necessary to maintain its treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes. If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, material adverse tax consequences would result to investors. The Fund would be taxed in the same manner as an ordinary corporation and distributions to the Fund’s Common Shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.
Cash/Share Dividend Risks
. The Fund may distribute taxable dividends that are payable in cash and Common Shares at the election of each Common Shareholder. Under Internal Revenue Service (“IRS”) Revenue
Procedure 2017-45, up
to 80% of the aggregate of any such taxable dividends could be payable in the Fund’s Common Shares with the 20% or greater balance paid in cash. Common Shareholders receiving such dividends will be required to include the full amount of the dividend as taxable income to the extent of the Fund’s current or accumulated earnings and profits for federal income tax purposes. As a result, Common Shareholders may be required to pay federal income taxes with respect to such dividends in excess of the cash dividends received. If a Common Shareholder sells the Common Shares that it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of the Fund’s Common Shares at the time of the sale. Furthermore, with respect to non-U.S. Common
Shareholders, the Fund may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in Common Shares. In addition, if a significant number of the Fund’s Common Shareholders determine to sell the Fund’s Common Shares in order to pay taxes owed on dividends, it may put downward pressure on the trading price of the Fund’s Common Shares. It is unclear whether and to what extent the Fund will be able to pay taxable dividends in cash and Common Shares (whether pursuant to Revenue
Procedure 2017-45 or
otherwise).

Legal and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risk
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.
In addition, the securities and derivatives markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and FTFA will continue to be eligible for such exemptions.
The U.S. Government enacted legislation that provides for new regulation of the derivatives markets, including clearing, margin, reporting, recordkeeping, and registration requirements, among others. Although the SEC and CFTC have released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, certain of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategies as a result. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular derivatives contracts; those position limits may also apply to certain other derivatives positions the Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Investment Manager and its affiliates may be aggregated for this purpose. Therefore it is possible that the trading decisions of the Investment Manager may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund. In addition, applicable position limits may affect the hedging and investment activities of participants in derivatives markets and in the markets for the assets underlying such derivatives contracts, which could reduce the liquidity and adversely affect the pricing of derivatives contracts impacted by such position limits, thereby adversely affecting the performance of the Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt or amend rules requiring public disclosure in the future. In addition, other non-U.S. jurisdictions
where the Fund may trade have adopted reporting requirements. To the extent that the Fund takes a short position, if such short position or strategy become generally known, it could have a significant effect on the Fund’s ability to implement its investment strategy. In particular, public disclosure may increase the likelihood that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such disclosure and reporting requirements also may limit the Investment Manager’s ability to access management and other personnel at certain companies where the Fund seeks to take a short position. In addition, if other investors establish short positions in the same issuers as the Fund, the cost to the Fund of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy. In addition, the SEC and other regulatory and self-regulatory authorities have implemented various rules and may adopt additional rules in the future that may impact those engaging in short selling activity. If additional rules were adopted regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute certain investment strategies as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the Fund to execute certain investment strategies.

Risks Related to Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Potential Conflicts of Interest
FTFA, Western Asset, the
Non-U.S.
Subadvisers and the portfolio managers have interests which may conflict with the interests of the Fund. FTFA, Western Asset and the
Non-U.S.
Subadvisers currently and may at some time in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objectives and strategies as the Fund. As a result, FTFA, Western Asset, the
Non-U.S.
Subadvisers and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. FTFA, Western Asset, the
Non-U.S.
Subadvisers and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.
The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to FTFA, Western Asset or the
Non-U.S.
Subadvisers which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, FTFA or its affiliates may provide more services to some types of funds and accounts than others.
There is no guarantee that the policies and procedures adopted by FTFA, Western Asset, the
Non-U.S.
Subadvisers and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that FTFA, Western Asset and/or the
Non-U.S.
Subadvisers may manage or advise from time to time.

Management Risk and Reliance on Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk and Reliance on Key Personnel
The Fund is subject to management risk because it is an actively managed investment portfolio. Western Asset and each individual portfolio manager may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Fund depends upon the diligence and skill of the portfolio managers, who evaluate, negotiate, structure and monitor its investments. These individuals do not have long-term employment contracts with Western Asset, although they do have equity interests and other financial incentives to remain with Western Asset. The Fund also depends on the senior management of FTFA, and the departure of any of the senior management of FTFA could have a material adverse effect on the Fund’s ability to achieve its investment objectives. In addition, there is no guarantee that Western Asset will remain the Fund’s investment adviser.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on the Fund’s performance.

In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s shareholders. The portfolio turnover rate of the Fund will vary from year to year, as well as within a given year.

Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Fund’s Declaration of Trust and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end status
or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking high current income. The Declaration of Trust provides that the Fund shall be subject to the provisions of the MCSAA. There can be no assurance, however, that the provisions of the MCSAA will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term shareholders, such as liquidating debt investments prior to maturity, triggering taxable events for shareholders and decreasing the size of the Fund. See “Certain Provisions in the Declaration of Trust and Bylaws” and “Certain Provisions in the Declaration of Trust and Bylaws—Maryland Control Share Acquisition Act.” (“MCSAA”). Such provisions may limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Trustees considered its fiduciary obligations to the Fund. In particular, the Board of Trustees considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of shareholders that invested in the Fund due to its investment objective of seeking high current income. In order to seek to allow the Fund to achieve its investment objective for those long-term shareholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end fund
organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain Funds that opted into the MCSAA violated Section 18(i) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund
organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund
organized in Maryland can opt in to the MCSAA.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		620 Eighth Avenue
Entity Address, Address Line Two		47th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10018
Contact Personnel Name		Jane Trust
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 14.48	$ 13.82	$ 14.01	$ 12.24	$ 13.11	$ 12.85	$ 12.86	$ 12.33	$ 12.58	$ 13.58	$ 15.58	$ 18.12	$ 19.22	$ 20.01
Highest Price or Bid				$ 15.73	$ 14.82	$ 14.69	$ 14.17	$ 13.97	$ 13.66	$ 14.41	$ 13.81	$ 15	$ 16.6	$ 18.93	$ 19.9	$ 20.33	$ 20.14
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.13%	(4.08%)	(6.43%)	(8.82%)	(6.24%)	(9.54%)	(4.51%)	(6.31%)	0.94%	7.17%	2.38%	1.27%	1.96%	0.80%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.83%)	(10.55%)	(10.76%)	(21.24%)	(12.01%)	(14.90%)	(14.78%)	(16.35%)	(15.34%)	(12.33%)	(15.74%)	(7.79%)	(3.61%)	0.15%
Share Price			$ 14.93
NAV Per Share	[8]			$ 15.71	$ 15.45	$ 15.7	$ 15.54	$ 14.9	$ 15.1	$ 15.09	$ 14.74	$ 14.86	$ 15.49	$ 18.49	$ 19.65	$ 19.94	$ 19.98
Latest Premium (Discount) to NAV [Percent]			3.60%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Voting Rights [Text Block]		Each outstanding Common Share entitles the holder to one vote on all matters submitted to a vote of Common Shareholders, including the election of Trustees. Except as provided with respect to any other class or series, the Common Shareholders will possess the exclusive voting power. Each director shall be elected by a majority of the votes entitled to be cast in the election of trustees. There is no cumulative voting in the election of Trustees.
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			51,800,000
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Voting Rights [Text Block]
Voting Rights
The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time that two years of dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by the shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Shares and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end
investment company or changes in its fundamental investment restrictions. See “Certain Provisions in the Declaration of Trust and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any shares of Preferred Shares outstanding. Except as otherwise indicated in this prospectus and except as otherwise required by applicable law or the Declaration of Trust, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.
The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of shares of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share of Preferred Shares plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 358,000,000				$ 358,000,000				$ 370,000,000
Senior Securities Coverage per Unit							$ 3,248				$ 3,133				$ 3,751

[1]	The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.
[2]	Common Shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to shareholders for participating in the Fund’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The Manager receives an annual fee, payable monthly, in an amount equal to 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding borrowings used for leverage and assets attributable to any preferred shares that may be outstanding. If the Fund were to use leverage, the amount of management fees paid to the FTFA will be higher than if the Fund does not use leverage because the fees paid are calculated on the Funds Managed Assets.
[5]	The Fund enters into reverse repurchase agreements. The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Shares are made. “Interest Payments on Borrowed Funds” reflects an annualized interest charge based on the interest rate and borrowings in effect on December 31, 2023.
[6]	Expenses based on amounts incurred in the fiscal year ended December 31, 2023.
[7]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[8]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”